Related party transactions (Tables)	12 Months Ended
Dec. 31, 2023
Related Party [Abstract]
Disclosure of compensation of key management personnel	The following table shows the total fees and benefits of non-executive Directors for 2023, together with comparative figures for 2022.

Fees and benefits
(Audited)	Fees[1]		Benefits[2]		Total
(£000)	2023	2022	2023	2022	2023	2022
Geraldine Buckingham	244	155	5	—	249	155
Rachel Duan	244	225	—	5	244	230
Dame Carolyn Fairbairn	279	265	—	1	279	266
James Forese[3]	759	689	1	—	760	689
Ann Godbehere[4]	68	—	—	—	68	—
Steven Guggenheimer	264	262	1	10	265	272
José Antonio Meade Kuribreña	244	242	4	14	248	256
Kalpana Morparia[5]	170	—	—	—	170	—
Eileen Murray[6]	290	262	3	—	293	262
Brendan Nelson[7]	81	—	12	—	93	—
David Nish	479	477	19	22	498	499
Jackson Tai[8]	132	377	19	25	151	402
Swee Lian Teo[9]	51	—	—	—	51	—
Mark Tucker	1,500	1,500	51	113	1,551	1,613
Total (£000)	4,805	4,454	115	190	4,920	4,644
Total ($000)	5,972	5,536	143	236	6,115	5,772
1Fees are in line with the Directors’ remuneration policy that was approved at the 2022 AGM. Non-executive Directors receive a pro-rata payment of
£4,000 travel allowance per annum.
2Benefits include taxable expenses such as accommodation, travel and subsistence relating to attendance at Board and other meetings at HSBC
Holdings' registered offices. Tax for non-executive Director benefits is met by HSBC, therefore amounts disclosed have been grossed up using a tax rate of 47%, where relevant.
3Appointed as Chair of the Group Risk Committee on 5 May 2023. Stepped down as a member of the Group Remuneration Committee and joined the
Group Audit Committee as a member on 5 May 2023. Includes fee of £443,000 (2022: £447,000) in relation to his role as Chair of HSBC North
America Holdings, Inc.
4Appointed to the Board, Nomination & Corporate Governance Committee and Group Remuneration Committee on 1 September 2023.
5Appointed to the Board, Nomination & Corporate Governance Committee and Group Risk Committee on 1 March 2023.
6Appointed as a member of the Group Remuneration Committee on 5 May 2023.
7Appointed to the Board, Nomination & Corporate Governance Committee, Group Audit Committee and Group Risk Committee on 1 September 2023.
8Retired from the Board and retired as Chair of the Group Risk Committee and member of the Group Audit Committee and member of the Nomination
& Corporate Governance Committee on 5 May 2023.
9Appointed to the Board, Nomination & Corporate Governance Committee and Group Risk Committee on 1 October 2023.

Shares
	Shareholding guidelines (number of shares)	Share interests (number of shares)
Geraldine Buckingham	15,000	15,000
Rachel Duan	15,000	15,000
Dame Carolyn Fairbairn	15,000	15,000
James Forese	15,000	115,000
Ann Godbehere (appointed to the Board on 1 September 2023)	15,000	15,000
Steven Guggenheimer	15,000	15,000
José Antonio Meade Kuribreña	15,000	15,000
Kalpana Morparia (appointed to the Board on 1 March 2023)	15,000	15,000
Eileen Murray	15,000	75,000
Brendan Nelson (appointed to the Board on 1 September 2023)	15,000	—
David Nish	15,000	50,000
Jackson Tai (retired on 5 May 2023)	15,000	66,515
Swee Lian Teo (appointed to the Board on 1 October 2023)	15,000	15,200
Mark Tucker	15,000	307,352

Compensation of Key Management Personnel
	2023	2022	2021
	$m	$m	$m
Short-term employee benefits	51	52	50
Post-employment benefits	1	1	—
Other long-term employee benefits	10	8	6
Share-based payments	29	26	27
Year ended 31 Dec	91	87	83

Disclosure of shareholdings, options and other securities of key management personnel

Shareholdings, options and other securities of Key Management Personnel
	2023	2022
	(000s)	(000s)
Number of options held over HSBC Holdings ordinary shares under employee share plans	32	35
Number of HSBC Holdings ordinary shares held beneficially and non-beneficially	20,409	18,185
Number of other HSBC securities held	228	228
At 31 Dec	20,669	18,448

Disclosure of transactions and balances during the year with associates and joint ventures

Advances and credits, guarantees and deposit balances during the year with Key Management Personnel
	2023		2022
	Balance at 31 Dec	Highest amounts outstanding during year	Balance at 31 Dec	Highest amounts outstanding during year
	$m	$m	$m	$m
Key Management Personnel
Advances and credits[1]	11	16	16	25
Deposits	60	130	53	123
1Advances and credits entered into by subsidiaries of HSBC Holdings plc during 2023 with Directors and former Directors, disclosed pursuant to section 413 of the Companies Act 2006, totalled $2.6m (2022: $2.5m).

Transactions and balances during the year with associates and joint ventures
	2023		2022
	Highest balance during the year	Balance at 31 Dec	Highest balance during the year	Balance at 31 Dec
	$m	$m	$m	$m
Unsubordinated amounts due from joint ventures	98	94	140	90
Unsubordinated amounts due from associates	7,907	5,910	7,378	6,594
Amounts due to associates	3,002	1,668	2,548	1,295
Amounts due to joint ventures	95	61	57	53
Fair value of derivative assets with associates	1,514	795	1,205	841
Fair value of derivative liabilities with associates	4,388	2,962	4,319	3,648
Guarantees and commitments	503	331	513	293

Transactions and balances during the year with subsidiaries
	2023		2022
	Highest balance during the year	Balance at 31 Dec	Highest balance during the year	Balance at 31 Dec
	$m	$m	$m	$m
Assets
Cash and balances with HSBC undertakings	8,396	7,029	7,421	3,210
Financial assets with HSBC undertakings designated and otherwise mandatorily measured at fair value	60,309	59,879	52,322	52,322
Derivatives	4,010	3,344	5,380	3,801
Loans and advances to HSBC undertakings	28,213	27,354	26,765	26,765
Prepayments, accrued income and other assets	7,417	5,145	4,893	4,803
Investments in subsidiaries	167,542	159,478	167,542	167,542
Total related party assets at 31 Dec	275,887	262,229	264,323	258,443
Liabilities
Amounts owed to HSBC undertakings	179	168	314	314
Derivatives	9,309	6,090	8,318	6,922
Accruals, deferred income and other liabilities	505	341	1,375	429
Subordinated liabilities	927	913	900	900
Total related party liabilities at 31 Dec	10,920	7,512	10,907	8,565
Guarantees and commitments	7,723	7,723	17,707	17,707